Shareholders' equity and share-based payments - Other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' equity and share-based payments.
Actuarial gains and losses	$ 574	$ 1,035	$ (212)
Change in fair value of investments in equity instruments	112	66	533
Tax effect	(96)	(411)	65
Currency translation adjustment generated by the parent company	(4,976)	(7,202)	7,541
Items not potentially reclassifiable to profit and loss	(4,386)	(6,512)	7,927
Currency translation adjustment	1,734	4,216	(4,645)
Unrealized gain/(loss) of the period	1,974	4,380	(4,607)
Less gain/(loss) included in net income	240	164	38
Cash flow hedge	(5,452)	278	(313)
Unrealized gain/(loss) of the period	(4,190)	109	(175)
Less gain/(loss) included in net income	1,262	(169)	138
Variation of foreign currency basis spread	65	2	28
unrealized gain/(loss) of the period	26	(47)	(22)
less gain/(loss) included in net income	(39)	(49)	(50)
Share of other comprehensive income of equity affiliates, net amount	3,497	706	(1,831)
Unrealized gain/(loss) of the period	1,071	626	(1,841)
Less gain/(loss) included in net income	(2,426)	(80)	(10)
Other	(16)	(1)	(8)
Tax effect	1,449	(135)	72
Sub-total items potentially reclassifiable to profit and loss	1,277	5,066	(6,697)
TOTAL OTHER COMPREHENSIVE INCOME, NET AMOUNT	$ (3,109)	$ (1,446)	$ 1,230